Regulatory Capital - Summary of Funds Obtained Through the Issuance of Subordinated Debt Securities (Detail)	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of regulatory capital [Line Items]
Account balance	R$ 42,687,000,000
Brazil, Brazil Real
Disclosure of regulatory capital [Line Items]
Principal amount (original currency)	13,269,000,000
Account balance	R$ 16,829,000,000
Brazil, Brazil Real | Subordinated financial bills six [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Issue	2011
Maturity	2018
Return p.a.	IGPM + 7%
Principal amount (original currency)	R$ 42,000,000
Account balance	R$ 64,000,000
Brazil, Brazil Real | Subordinated financial bills seven [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Return p.a.	IPCA + 7.53% to 7.7%
Principal amount (original currency)	R$ 30,000,000
Account balance	R$ 51,000,000
Brazil, Brazil Real | Subordinated financial bills eight [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Issue	2012
Maturity	2018
Return p.a.	108% to 113% of CDI
Principal amount (original currency)	R$ 6,373,000,000
Account balance	R$ 7,347,000,000
Brazil, Brazil Real | Subordinated financial bills nine [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Return p.a.	IPCA + 4.4% to 6.58%
Principal amount (original currency)	R$ 461,000,000
Account balance	R$ 805,000,000
Brazil, Brazil Real | Subordinated financial bills ten [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Return p.a.	100% of CDI + 1.01% to 1.32%
Principal amount (original currency)	R$ 3,782,000,000
Account balance	R$ 3,888,000,000
Brazil, Brazil Real | Subordinated financial bills eleven [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Return p.a.	9.95% to 11.95%
Principal amount (original currency)	R$ 112,000,000
Account balance	R$ 193,000,000
Brazil, Brazil Real | Subordinated financial bills twelve [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Issue	2011
Maturity	2019
Return p.a.	109% to 109.7% of CDI
Principal amount (original currency)	R$ 2,000,000
Account balance	R$ 4,000,000
Brazil, Brazil Real | Subordinated financial bills thirteen [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Issue	2012
Maturity	2019
Return p.a.	110% of CDI
Principal amount (original currency)	R$ 1,000,000
Account balance	R$ 2,000,000
Brazil, Brazil Real | Subordinated financial bills fourteen [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Return p.a.	11.96
Principal amount (original currency)	R$ 12,000,000
Account balance	R$ 23,000,000
Brazil, Brazil Real | Subordinated financial bills fifteen [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Return p.a.	IPCA + 4.7% to 6.3%
Principal amount (original currency)	R$ 100,000,000
Account balance	R$ 173,000,000
Brazil, Brazil Real | Subordinated financial bills sixteen [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Issue	2012
Maturity	2020
Return p.a.	111% of CDI
Principal amount (original currency)	R$ 1,000,000
Account balance	R$ 2,000,000
Brazil, Brazil Real | Subordinated financial bills seventeen [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Return p.a.	IPCA + 6% to 6.17%
Principal amount (original currency)	R$ 20,000,000
Account balance	R$ 40,000,000
Brazil, Brazil Real | Subordinated financial bills eighteen [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Issue	2011
Maturity	2021
Return p.a.	109.25% to 110.5% of CDI
Principal amount (original currency)	R$ 6,000,000
Account balance	R$ 12,000,000
Brazil, Brazil Real | Subordinated financial bills nineteen [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Issue	2012
Maturity	2022
Return p.a.	IPCA + 5.15% to 5.83%
Principal amount (original currency)	R$ 2,307,000,000
Account balance	R$ 4,199,000,000
Brazil, Brazil Real | Subordinated financial bills twenty [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	BRL
Return p.a.	IGPM + 4.63%
Principal amount (original currency)	R$ 20,000,000
Account balance	26,000,000
United States of America, Dollars
Disclosure of regulatory capital [Line Items]
Principal amount (original currency)	7,721,000,000
Account balance	R$ 25,858,000,000
United States of America, Dollars | Subordinated euronotes [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	USD
Issue	2010
Maturity	2020
Return p.a.	6.20
Principal amount (original currency)	R$ 990,000,000
Account balance	R$ 3,310,000,000
United States of America, Dollars | Subordinated euronotes one [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	USD
Issue	2010
Maturity	2021
Return p.a.	5.75
Principal amount (original currency)	R$ 1,000,000,000
Account balance	R$ 3,395,000,000
United States of America, Dollars | Subordinated euronotes two [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	USD
Issue	2011
Maturity	2021
Return p.a.	5.75% to 6.20%
Principal amount (original currency)	R$ 730,000,000
Account balance	R$ 2,430,000,000
United States of America, Dollars | Subordinated euronotes three [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	USD
Issue	2012
Maturity	2021
Return p.a.	6.20
Principal amount (original currency)	R$ 550,000,000
Account balance	R$ 1,819,000,000
United States of America, Dollars | Subordinated euronotes four [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	USD
Issue	2012
Maturity	2022
Return p.a.	5.50% to 5.65%
Principal amount (original currency)	R$ 2,600,000,000
Account balance	R$ 8,752,000,000
United States of America, Dollars | Subordinated euronotes five [Member]
Disclosure of regulatory capital [Line Items]
Name of currency	USD
Issue	2012
Maturity	2023
Return p.a.	5.13
Principal amount (original currency)	R$ 1,851,000,000
Account balance	R$ 6,152,000,000